Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 42	$ 4	$ (86)
Foreign currency translation reserve
Other comprehensive income that will be reclassified to profit or loss, net of tax	1	41	9
Foreign currency translation reserve | Non-foreign operations
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 1,394	$ 1,430	$ 1,396